Shareholder Report, Average Annual Return (Details) ITGK_MassMutual Small Cap Growth Equity Fund_Class R3_TSR Annual {Class R3}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 - without sales charge
Average Annual Return, Percent	5.58%	7.83%	10.73%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.56%	8.41%	9.91%